Cash	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Cash	16. Cash As at August 31, 2020, cash totalled $5,293,766 (August 31, 2019 - $3,389,319), consisting of cash on deposit with banks in general minimum interest bearing accounts.